Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - Summary Table (Details) - USD ($)
$ in Millions
		Jun. 29, 2015	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[1]		$ 1,152	$ 797
Retained Earnings, Undistributed Earnings from Equity Method Investees			51
Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	[2]		346
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 282
Payments to Acquire Equity Method Investments		$ 285
Business Acquisition, Consideration Transferred, Working Capital		$ 171
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[3]		50.00%
Equity Method Investments	[3]		$ 106
Retained Earnings, Undistributed Earnings from Equity Method Investees				$ 45
Agua Caliente Borrower 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			16.00%
Equity Method Investments			$ 96
Elkhorn Ridge Wind, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			66.70%
Percentage of Ownership	[4]		50.30%
Equity Method Investments	[4]		$ 85
San Juan Mesa Wind Project, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			75.00%
Percentage of Ownership	[4]		56.30%
Equity Method Investments	[4]		$ 74
NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	[5]		95.00%
Equity Method Investments	[5]		$ 75
NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	[5]		95.00%
Equity Method Investments	[5]		$ 24
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	[5]		95.00%
Equity Method Investments	[5]		$ 71
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Equity Method Investments			$ (7)
Utility-Scale Solar [Member] | Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[2]		50.00%
Utility-Scale Solar [Member] | Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			25.00%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Economic interest based on cash to be distributed. Four Brothers Solar, LLC, Granite Mount Holdings, LLC and Iron Spring Holdings, LLC are tax equity structures and VIEs. The related allocations are described below.
[3]	GenConn is a variable interest entity.
[4]	San Juan Mesa and Elkhorn Ridge are part of the Wind TE Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by Wind TE Holdco. The Company owns 75% of the Class B interests in Wind TE Holdco.
[5]	Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.